Discontinued operations and assets classified as held for sale	12 Months Ended
Dec. 31, 2020
Discontinued operations and assets classified as held for sale [Abstract]
Discontinued operations and assets classified as held for sale [Text Block]

4Discontinued operations and assets classified as held for sale

In 2020 and 2019 Discontinued operations consist primarily of net costs related to divestments formerly reported as discontinued operations. The below table summarizes the results of discontinued operations, net of income taxes, reported in the consolidated statements of income.

Philips Group

Discontinued operations, net of income taxes

in millions of EUR

	2018	2019	2020
Signify	(198)
Combined Lumileds and Automotive businesses	12		(1)
Other	(27)	(19)	(9)
Discontinued operations, net of income taxes	(213)	(19)	(10)
Discontinued operations: Signify

In 2020 and 2019 there were no results from discontinued operations for Signify.

As from December 31, 2018, Philips was no longer able to exercise significant influence with respect to Signify. The results related to Philips' retained interest in Signify until the moment the company lost significant influence were recognized in discontinued operations. These results related to an overall EUR 198 million loss, which reflected dividends received of EUR 32 million and a loss due to value adjustments of EUR 218 million.

As of December 31, 2018 the remaining shareholding in Signify was part of continuing operations. For further details, please refer to Other financial assets.

The following table summarizes the results of Signify included in the Consolidated statements of income as discontinued operations.

Results of Signify

in millions of EUR

2018
Costs and expenses	(18)
Fair value adjustment retained interest	(218)
Dividend income	32
Income before tax	(204)
Income tax expense	7
Results from discontinued operations	(198)
Discontinued operations: Other

Certain costs related to other divestments, which were previously reported as discontinued operations, resulted in a net loss of EUR 9 million in 2020 (2019: a net loss of EUR 19 million, 2018: a net loss of EUR 27 million)

Discontinued operations cash flows

The following table presents the net cash provided by (used for) discontinued operations reported in the Consolidated statements of cash flows.

Discontinued operations cash flows

in millions of EUR

	2018	2019	2020
Cash flows from operating activities	(15)	(11)	(88)
Cash flows from investing activities	662	(14)
Total discontinued operations cash flows	647	(25)	(88)

In 2020, net cash used for discontinued operations mainly related to advance income tax payments amounting to EUR 78 million for which Philips expects to get a refund.

In 2019, net cash used for discontinued operations consisted primarily of a divestment formerly reported as discontinued operations.

In 2018, discontinued operations cash flows mainly include EUR 642 million related to the sale of Signify shares and dividend received from Signify reported in investing activities.

Assets classified as held for sale

As of December 31, 2020 assets held for sale consisted of property, plant and equipment for an amount of EUR 2 million and assets and liabilities directly associated with the Aging and Caregiving (ACG) business of EUR 141 million, consisting mainly of intangible assets excluding goodwill. In 2020, the decision to divest the ACG business was made after reviewing the Connected Care business portfolio and strategic priorities. We expect to divest the ACG business to a third-party buyer in 2021.

As of December 31, 2019, assets held for sale consisted of property, plant and equipment for an amount of EUR 13 million.